LOSS PER SHARE - Disclosure of basic loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Loss for the period	$ (3,013)	$ (3,973)	$ (7,969)	$ (9,500)
Weighted average of ordinary shares	36,224	33,075	35,059	33,023
Basic loss per ordinary share	$ (0.083)	$ (0.12)	$ (0.227)	$ (0.288)